Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (595,116,118)	$ (563,203,122)	$ (550,193,753)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(41,753,962)	(47,573,699)	(36,155,493)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(7,292,487)	(7,821,489)	(4,782,094)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(28,829,250)	(26,798,356)	(28,248,152)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(177,791,861)	(148,074,250)	(141,971,132)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(85,176,162)	(87,569,057)	(98,229,904)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(27,570,562)	(29,157,836)	(35,171,073)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,630,580)	(1,462,612)	(825,910)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,803,285)	(2,074,330)	(2,394,385)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,274,727)	(2,221,453)	(5,930,210)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(106,689,745)	(102,794,420)	(93,485,007)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(14,131,469)	(13,366,510)	(14,170,701)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(4,248,691)	(5,050,570)	(5,861,782)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(36,458,570)	(35,072,710)	(34,715,590)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (59,464,767)	$ (54,165,830)	$ (48,252,320)